Offerings - Offering: 1	May 20, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	976,000
Proposed Maximum Offering Price per Unit	36.81
Maximum Aggregate Offering Price	$ 35,926,560.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,500.36
Offering Note	(1) Fee calculated in accordance with Rule 457(h) of the Securities Act of 1933 (the "Securities Act"). (2) This Registration Statement on Form S-8 (this "Registration Statement") covers 976,000 shares of common stock, par value $0.01 per share (the "Common Stock") of NexPoint Residential Trust, Inc. (the "Company") that are reserved for issuance pursuant to the Company's 2025 Long Term Incentive Plan. Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock of the Company that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction. (3) Estimated in accordance with Rules 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Company's Common Stock as reported on the New York Stock Exchange on May 16, 2025.